Share Capital and Share Premium (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share Capital and Share Premium [Abstract]
Par value (in Dollars per share) | $ / shares	$ 0.001
Shares issued	103,087,744
Treasury shares	1,573,510